Other Financial Information - Cash Flow Statement (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 40,492	$ 37,873
Cash flows from investing activities
Acquisition of intangible assets	0	(2,092)
Acquisition of investments in affiliates	(2,233)	(111,495)
Loan to affiliate company	(2,831)	0
Loan repayment from affiliate company	0	35,000
(Increase)/decrease in long-term receivable from affiliate companies	(2,263)	4,453
Dividends from affiliate companies	7,298	3,478
Deposits for vessel acquisitions	(17,287)	0
Acquisition of vessels	(71,862)	0
Purchase of property, equipment and other fixed assets	(38,891)	(16,127)
Net cash provided by/(used in) investing activities	(128,069)	(86,783)
Cash flows from financing activities
Net proceeds from issuance of preferred stock	47,847	0
Proceeds from issuance of senior notes including premium, net of debt issuance costs	365,732	90,284
Repayment of long-term debt and payment of principal	(9,631)	(33,058)
Repayment of senior notes	(290,000)	0
Contribution from noncontrolling shareholders	3,484	0
Dividends paid	(14,351)	(13,205)
(Increase)/decrease in restricted cash	(469)	18,501
Acquisition of noncontrolling interest	(10,889)	0
Net cash provided by/(used in) financing activities	132,181	62,139
Net (decrease)/increase in cash and cash equivalents	44,604	13,229
Cash and cash equivalents, beginning of period	187,831	257,868
Cash and cash equivalents, end of period	232,435	271,097
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(12,714)	(7,931)
Cash flows from investing activities
Acquisition of investments in affiliates		(110,001)
Loan repayment from affiliate company		35,000
Dividends from affiliate companies	7,298	3,478
Purchase of property, equipment and other fixed assets	(15)
Net cash provided by/(used in) investing activities	7,283	(71,523)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	(15,131)	61,991
Issuance of common stock	638	279
Net proceeds from issuance of preferred stock	47,847
Repayment of long-term debt and payment of principal		(5,433)
Dividends paid	(14,351)	(13,205)
(Increase)/decrease in restricted cash		9,139
Net cash provided by/(used in) financing activities	19,003	52,771
Net (decrease)/increase in cash and cash equivalents	13,572	(26,683)
Cash and cash equivalents, beginning of period	33,769	79,213
Cash and cash equivalents, end of period	47,341	52,530
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	59,782	38,605
Cash flows from investing activities
Loan to affiliate company	(2,831)
(Increase)/decrease in long-term receivable from affiliate companies	(2,263)	4,453
Deposits for vessel acquisitions	(17,287)
Acquisition of vessels	(71,862)
Purchase of property, equipment and other fixed assets	(136)	(435)
Net cash provided by/(used in) investing activities	(94,379)	4,018
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	12,898	(63,485)
Proceeds from long-term loans, net of deferred finance fees	40,385
Repayment of long-term debt and payment of principal	(9,597)	(27,593)
Contribution from noncontrolling shareholders	3,484
(Increase)/decrease in restricted cash	(469)	9,362
Acquisition of noncontrolling interest	(10,889)
Net cash provided by/(used in) financing activities	35,812	(81,716)
Net (decrease)/increase in cash and cash equivalents	1,215	(39,093)
Cash and cash equivalents, beginning of period	67,492	133,116
Cash and cash equivalents, end of period	68,707	94,023
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	(6,576)	7,199
Cash flows from investing activities
Acquisition of intangible assets		(2,092)
Acquisition of investments in affiliates	(2,233)	(1,494)
Purchase of property, equipment and other fixed assets	(38,740)	(15,692)
Net cash provided by/(used in) investing activities	(40,973)	(19,278)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	2,233	1,494
Proceeds from issuance of senior notes including premium, net of debt issuance costs	365,732	90,284
Repayment of long-term debt and payment of principal	(34)	(32)
Repayment of senior notes	(290,000)
Payments of obligations under capital leases	(565)	(662)
Net cash provided by/(used in) financing activities	77,366	91,084
Net (decrease)/increase in cash and cash equivalents	29,817	79,005
Cash and cash equivalents, beginning of period	86,570	45,539
Cash and cash equivalents, end of period	116,387	124,544
Total
Condensed Financial Statements Captions [Line Items]
Net cash (used in)/provided by operating activities	40,492	37,873
Cash flows from investing activities
Acquisition of intangible assets		(2,092)
Acquisition of investments in affiliates	(2,233)	(111,495)
Loan to affiliate company	(2,831)	0
Loan repayment from affiliate company	0	35,000
(Increase)/decrease in long-term receivable from affiliate companies	(2,263)	4,453
Dividends from affiliate companies	7,298	3,478
Deposits for vessel acquisitions	(17,287)
Acquisition of vessels	(71,862)
Purchase of property, equipment and other fixed assets	(38,891)	(16,127)
Net cash provided by/(used in) investing activities	(128,069)	(86,783)
Cash flows from financing activities
Transfer from/(to) other group subsidiaries	0	0
Issuance of common stock	638	279
Net proceeds from issuance of preferred stock	47,847
Proceeds from long-term loans, net of deferred finance fees	40,385
Proceeds from issuance of senior notes including premium, net of debt issuance costs	365,732	90,284
Repayment of long-term debt and payment of principal	(9,631)	(33,058)
Repayment of senior notes	(290,000)
Contribution from noncontrolling shareholders	3,484
Dividends paid	(14,351)	(13,205)
(Increase)/decrease in restricted cash	(469)	18,501
Acquisition of noncontrolling interest	(10,889)
Payments of obligations under capital leases	(565)	(662)
Net cash provided by/(used in) financing activities	132,181	62,139
Net (decrease)/increase in cash and cash equivalents	44,604	13,229
Cash and cash equivalents, beginning of period	187,831	257,868
Cash and cash equivalents, end of period	$ 232,435	$ 271,097